Expense Example - FidelityOTCPortfolio-KPRO - FidelityOTCPortfolio-KPRO - Fidelity OTC Portfolio - Fidelity OTC Portfolio - Class K	Sep. 28, 2024 USD ($)
Expense Example:
1 year	$ 67
3 years	211
5 years	368
10 years	$ 822